C2 Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of information about property, plant and equipment (abstract)
C2 Property, plant and equipment

Property, plant and equipment

Property, plant and equipment 2023

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	7,523	3,825	38,220	973	50,541
Additions	87	134	1,713	1,363	3,297
Balances regarding acquired/divested business	–	–	–347	–	–347
Disposals	–443	–221	–2,318	–232	–3,214
Reclassifications	327	75	627	–1,029	–
Translation differences	–158	–61	–498	–17	–734
Closing balance	7,336	3,752	37,397	1,058	49,543

Accumulated depreciations
Opening balance	–4,282	–2,797	–27,606	–	–34,685
Depreciations	–480	–382	–3,410	–	–4,272
Balances regarding divested business	–	–	227	–	227
Disposals	395	220	2,321	–	2,936
Reclassifications	–	1	–1	–	–
Translation differences	102	60	378	–	540
Closing balance	–4,265	–2,898	–28,091	–	–35,254

Accumulated impairment losses
Opening balance	–385	–114	–1,121	–	–1,620
Impairment losses	–101	–114	–428	–19	–662
Disposals	40	7	65	19	131
Translation differences	9	10	38	–	57
Closing balance	–437	–211	–1,446	–	–2,094
Net carrying value	2,634	643	7,860	1,058	12,195
Contractual commitments for the acquisition of property, plant and equipment as per December 31, 2023, amounted to SEK 632 (510) million.

Property, plant and equipment 2022
	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	6,946	3,549	35,009	705	46,209
Additions	47	200	2,705	1,525	4,477
Balances regarding acquired/divested business	37	–	138	11	186
Disposals	–275	–421	–1,638	–253	–2,587
Reclassifications	287	213	593	–1,093	–
Translation differences	481	284	1,413	78	2,256
Closing balance	7,523	3,825	38,220	973	50,541

Accumulated depreciations
Opening balance	–3,741	–2,678	–24,769	–	–31,188
Depreciations	–502	–373	–3,239	–	–4,114
Disposals	226	434	1,509	–	2,169
Translation differences	–265	–180	–1,107	–	–1,552
Closing balance	–4,282	–2,797	–27,606	–	–34,685

Accumulated impairment losses
Opening balance	–283	–104	–1,054	–	–1,441
Impairment losses	–115	–4	–146	–9	–274
Disposals	44	3	145	9	201
Translation differences	–31	–9	–66	–	–106
Closing balance	–385	–114	–1,121	–	–1,620
Net carrying value	2,856	914	9,493	973	14,236